Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue
Schedule of disaggregation of revenue

	Year ended December 31,
Primary geographical markets	2021	2020	2019
United States	$18,980,591	$22,180,946	$14,484,717
Australia	9,523,257	8,531,854	9,042,475
United Kingdom	1,948,321	611,666	1,240,068
Canada	160,372	305,166	275,066
Other	434,271	120,061	53,982
Total	$31,046,812	$31,749,693	$25,096,308

	Year ended December 31,
Major products / service lines	2021	2020	2019
Technology services	$26,676,738	$28,190,993	$21,013,483
Software licenses	1,365,882	1,013,854	272,513
Support and maintenance	1,772,203	1,519,424	2,263,952
SaaS	65,187	42,662	103,739
Subscription	189,359	—	—
Professional services	451,695	288,597	390,021
Hardware	442,077	657,711	715,027
Other	83,671	36,452	337,573
Total	$31,046,812	$31,749,693	$25,096,308